Leases - Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments under non-cancelable operating lease agreements
2020		$ 5,383,508
2021		4,674,884
2022		4,095,928
2023		3,788,190
2024		3,714,168
Then thereafter		12,933,103
Total future lease payments		34,589,781
Impact of discounting remaining lease payments	$ (5,520,359)	(6,534,367)
Total lease liabilities	27,188,351	28,055,414
Lease liabilities, current	5,461,234	5,189,251
Lease liabilities, non-current	$ 21,727,117	$ 22,866,163